Future Contract Benefit (Summary of Gross Premiums and Interest Accretion) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Traditional Life [Member]
Liability for Future Policy Benefit, Activity [Line Items]
Gross assessments	$ 1,136	$ 1,022
Interest accretion	117	113
Payout Annuities [Member]
Liability for Future Policy Benefit, Activity [Line Items]
Gross assessments	133	95
Interest accretion	84	84
UL and Other [Member]
Liability for Future Policy Benefit, Activity [Line Items]
Gross assessments	2,818	3,150
Interest accretion	626	498
Group Protection Segment [Member]
Liability for Future Policy Benefit, Activity [Line Items]
Gross assessments	3,393	3,145
Interest accretion	$ 141	$ 145